Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	¥ 158,926
Provision for impairment losses		0	¥ 324	[1]	¥ 71	[1]
Ending balance		170,692	158,926	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		247,281	228,696
Acquisitions through business combinations		97	1,556
Additions		12,415	11,160
Transfer from construction in progress		14,134	13,682
Transfer to lease prepayments			(161)
Transfer to assets held for sale		(1,910)	(20)
Disposals		(8,990)	(7,632)
Ending balance		263,027	247,281		228,696
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		88,355	81,950
Depreciation charge for the year		13,969	12,963
Transfer to lease prepayments			(41)
Transfer to assets held for sale		(1,686)	(12)
Disposals		(7,980)	(6,358)
Provision for impairment losses			324
Impairment losses written off on disposals		(323)	(471)
Ending balance		92,335	88,355		81,950
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		524
Ending balance		499	524
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		794	669
Transfer to lease prepayments			(18)
Reclassification on change of holding intention		19	150
Disposals			(7)
Ending balance		813	794		669
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		270	229
Depreciation charge for the year		29	29
Transfer to lease prepayments			(5)
Reclassification on change of holding intention		15	22
Disposals			(5)
Ending balance		314	270		229
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,646
Ending balance		8,801	8,646
Buildings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,611	11,068
Acquisitions through business combinations		51	326
Additions		48	28
Transfer from construction in progress		489	1,506
Transfer to lease prepayments			(143)
Reclassification on change of holding intention		(19)	(150)
Transfer to assets held for sale			(20)
Disposals		(26)	(4)
Ending balance		13,154	12,611		11,068
Buildings [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,965	3,646
Depreciation charge for the year		413	390
Transfer to lease prepayments			(36)
Reclassification on change of holding intention		(15)	(22)
Transfer to assets held for sale			(12)
Disposals		(10)	(1)
Ending balance		4,353	3,965		3,646
Owned aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		54,979
Ending balance		59,844	54,979
Owned aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		105,974	97,317
Additions		3,644	1,336
Transfer from construction in progress		4,792	1,098
Reclassification on exercise of purchase option		3,940	12,669
Transfer to assets held for sale		(1,804)
Disposals		(7,784)	(6,446)
Ending balance		108,762	105,974		97,317
Owned aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		50,995	45,952
Depreciation charge for the year		5,667	5,783
Reclassification on exercise of purchase option		1,072	4,757
Transfer to assets held for sale		(1,582)
Disposals		(6,912)	(5,351)
Provision for impairment losses			324
Impairment losses written off on disposals		(322)	(470)
Ending balance		48,918	50,995		45,952
Aircraft acquired under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		82,356
Ending balance		88,799	82,356
Aircraft acquired under finance leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		99,367	93,872
Additions		7,049	7,592
Transfer from construction in progress		8,038	10,684
Reclassification on exercise of purchase option		(3,940)	(12,669)
Disposals		(154)	(112)
Ending balance		110,360	99,367		93,872
Aircraft acquired under finance leases [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,011	16,997
Depreciation charge for the year		5,776	4,883
Reclassification on exercise of purchase option		(1,072)	(4,757)
Disposals		(154)	(112)
Ending balance		21,561	17,011		16,997
Other flight equipment including rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,228
Ending balance		10,318	10,228
Other flight equipment including rotables [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,906	19,570
Acquisitions through business combinations		12	1,136
Additions		1,250	1,635
Transfer from construction in progress		401	317
Transfer to assets held for sale		(106)
Disposals		(774)	(752)
Ending balance		22,689	21,906		19,570
Other flight equipment including rotables [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,678	11,022
Depreciation charge for the year		1,462	1,280
Transfer to assets held for sale		(104)
Disposals		(664)	(623)
Impairment losses written off on disposals		(1)	(1)
Ending balance		12,371	11,678		11,022
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,193
Ending balance		2,431	2,193
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,629	6,200
Acquisitions through business combinations		34	94
Additions		424	569
Transfer from construction in progress		414	77
Disposals		(252)	(311)
Ending balance		7,249	6,629		6,200
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,436	4,104
Depreciation charge for the year		622	598
Disposals		(240)	(266)
Ending balance		¥ 4,818	¥ 4,436		¥ 4,104

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).